Additional Details to the Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Additional Details to the Statements of Cash Flows [Abstract]
Schedule of Additional Details to the Statements of Cash Flows
	Year ended December 31,
	2024	2023
Changes in working capital components:
Increase in trade receivables, net	(545)	(13)
Decrease in other current assets	2,342	1,104
Increase in electrical component inventory	(475)	(117)
Decrease in deposits	5,467	420
Decrease in trade payables and accrued liabilities	(15,827)	(315)
Increase (decrease) in taxes payable	(178)	156
	(9,216)	1,235

Significant non-cash transactions:
Issuance of common shares in connection with acquisitions of assets and ROU assets	3,000	1,354
Addition of ROU assets and related lease liabilities	9,928	1,553
Purchase of PPE financed by short-term credit	8,113	1,365
Equipment prepayments realized as additions to PPE	32,433	7,372
Computational power revenue and its related service expense	1,023	—

Depreciation and Amortization
Property, plant and equipment	137,270	81,455
ROU assets	3,124	3,197
Intangible assets	573	133
	140,967	84,785